UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   September 30, 2003
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     10/17/03
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       69
                                        ----------------------

Form 13F Information Table Value Total:       113,443
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     3,085    72,507                      Sole           72,507
ADM                            common   039483102       376    28,706                      Sole           28,706
Agilent Technologies           common   00846U101       316    14,297                      Sole           14,297
Air Products & Chemicals       common   009158106     1,830    40,575                      Sole           40,575
Alcoa                          common   013817101     1,044    39,925                      Sole           39,925
Alltel                         common   020039103     1,367    29,508                      Sole           29,508
Altria Group                   common   02209S103       447    10,200                      Sole           10,200
Applebee's International       common   037899101       862    27,300                      Sole           27,300
Bank of America                common   060505104     5,260    67,403                      Sole           67,403
Barnes & Noble                 common   067774109       888    34,950                      Sole           34,950
BB&T                           common   054937107     2,569    71,536                      Sole           71,536
BankNorth                      common   06646R107       359    12,725                      Sole           12,725
Bell South                     common   079860102       538    22,734                      Sole           22,734
Biomet                         common   090613100       782    23,250                      Sole           23,250
Boeing                         common   097023105       837    24,367                      Sole           24,367
BP Amoco                       common   055622104     1,857    44,110                      Sole           44,110
Bristol Myers Squibb           common   110122108       300    11,700                      Sole           11,700
Chevron Texaco                 common   166764100       812    11,359                      Sole           11,359
Cisco Systems                  common   17275R102     1,419    72,610                      Sole           72,610
Citigroup Inc                  common   172967101     1,741    38,260                      Sole           38,260
Clorox                         common   189054109     1,100    23,975                      Sole           23,975
Coca-Cola                      common   191216100     1,057    24,612                      Sole           24,612
Conoco Phillips                common   20825C104       480     8,765                      Sole            8,765
Consolidated Edison            common   209115104       204     5,000                      Sole            5,000
Dell Computer                  common   247025109     2,374    71,000                      Sole           71,000
Dow Chemical Co                common   260543103       233     7,170                      Sole            7,170
Duke Energy                    common   264399106       899    50,475                      Sole           50,475
DuPont                         common   263534109     2,278    56,928                      Sole           56,928
Exxon- Mobil                   common   30231G102     9,508   259,792                      Sole          259,792
Fedex                          common   31428X106       917    14,239                      Sole           14,239
Ford Motor                     common   345370860       117    10,870                      Sole           10,870
General Electric               common   369604103     9,332   313,052                      Sole          313,052
Gannett                        common   364730101     1,949    25,125                      Sole           25,125
General Mills                  common   370334104       366     7,775                      Sole            7,775
Hewlet Packard                 common   428236103     1,259    65,050                      Sole           65,050
Home Depot                     common   437076102     1,252    39,313                      Sole           39,313
Honeywell                      common   438516106       235     8,900                      Sole            8,900
Intel                          common   458140100     1,535    55,800                      Sole           55,800
IBM                            common   459200101       463     5,246                      Sole            5,246
Jacobs Engineering             common   469814107     1,195    26,500                      Sole           26,500
Jefferson Pilot                common   475070108     5,003   112,731                      Sole          112,731
Johnson & Johnson              common   478160104     4,430    89,456                      Sole           89,456
Kimberly Clark                 common   494368103       648    12,625                      Sole           12,625
Kraft Foods                    common   50075N104       242     8,200                      Sole            8,200
Lowes			       common	548661107       448     8,625                      Sole            8,625
MBNA                           common   55262L100     1,055    46,265                      Sole           46,265
3M                             common   604059105     1,313    19,006                      Sole           19,006
Marsh & McLennan               common   571748102     1,263    26,525                      Sole           26,525
Martin Marietta Materials      common   573284106       494    13,550                      Sole           13,550
Merck                          common   589331107     1,822    35,991                      Sole           35,991
National Fuel Gas              common   636180101       491    21,500                      Sole           21,500
Norfolk Southern               common   655844108     1,546    83,543                      Sole           83,543
Pepsi                          common   713448108     3,562    77,730                      Sole           77,730
Pfizer                         common   717081103     2,310    76,029                      Sole           76,029
Plum Creek Timber              common   729251108       669    26,300                      Sole           26,300
Procter & Gamble               common   742718109     5,749    61,941                      Sole           61,941
Royal Dutch                    common   780257804       928    21,000                      Sole           21,000
S & P 500 Technology Index     common   81369Y803       282    15,450                      Sole           15,450
S&P Financial Svc Index        common   81369Y605       238     9,350                      Sole            9,350
SBC Communications             common   78387G103     1,351    60,706                      Sole           60,706
Southern Capital 8.25% Pfd     Pfd      842542201       149    14,150                      Sole           14,150
SunTrust Bank                  common   867914103     1,861    30,834                      Sole           30,834
United Techologies             common   913017109     1,968    25,464                      Sole           25,464
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       422    16,650                      Sole           16,650
Verizon                        common   92343V104     2,789    85,969                      Sole           85,969
Wachovia                       common   929771103     6,065   147,247                      Sole          147,247
Walgreen                       common   931422109     1,236    40,350                      Sole           40,350
Wells Fargo 6.95% Pfd          Pfd      94978B205       615    23,200                      Sole           23,200
Wyeth                          common   983024100     1,052    22,825                      Sole           22,825


                                                    113,443